Mergers, Acquisitions and Disposals - Additional Information (Detail) $ in Millions		12 Months Ended
	May 22, 2018 MXN ($)	Dec. 31, 2019 MXN ($) Employees	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Aug. 16, 2018
Disclosure of detailed information about business combination [line items]
Sale percentage of investment				5.20%
Proceeds from investment property				$ 53,051
Gain on sale of investment				29,989
Gain is net of transaction related costs				160
Other comprehensive income to consolidated net income				6,632
Other comprehensive income to consolidated net income a total loss				$ 2,431
Increase in Goodwill		$ 0
Coca-Cola FEMSA [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of ownership interest of subsidiary		47.20%	47.20%
CCFPI [member] | Written put options [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest					51.00%
Cafe Del Pacifico SAPI De CV Caffenio [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired	10.00%
Business acquisition, consideration transferred	$ 370
Business acquisition, percentage of ownership interest of subsidiary	50.00%
Other acquisitions [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, consideration transferred		$ 7,671
Other acquisitions [member] | Coca-Cola FEMSA [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, consideration transferred			$ 6,552
Decrease in Non-Current Assets			4,031
Increase in Goodwill			$ 2,903
Abasa [member] | Coca-Cola FEMSA [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired		100.00%
Los Volcanes [member] | Coca-Cola FEMSA [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired		100.00%
MONRESA [member] | Coca-Cola FEMSA [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired		100.00%
Coca-Cola FEMSA [member]
Disclosure of detailed information about business combination [line items]
Decrease in Non-Current Assets		$ 236
Increase in Goodwill		2,903
Deferred tax liabilities recognised as of acquisition date		0
Coca-Cola FEMSA [member] | Distribution rights [member]
Disclosure of detailed information about business combination [line items]
Intangible assets recognised as of acquisition date		$ 2,887
GPF [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired		100.00%
AGV [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired		100.00%
Number of employees | Employees		2,600